Schedule of Quarterly Financial Information (Detail) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Oct. 31, 2020	Aug. 01, 2020	May 02, 2020	Feb. 01, 2020	Nov. 02, 2019	Aug. 03, 2019	May 04, 2019	Feb. 02, 2019	Nov. 03, 2018	Aug. 04, 2018	May 05, 2018	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Quarterly Financial Information [Line Items]
Gross margin	$ 440,511				$ 362,422							$ 1,234,957	$ 1,060,622
Selling, general and administrative expenses	358,955				309,246							955,591	923,418
Operating income	81,556				53,176							279,366	137,204
Interest expense, net	22,399				24,585							70,487	77,171
Net income	$ 59,586	$ 167,676	$ (10,020)		28,552	$ 48,347	$ 25,406					$ 217,242	$ 102,305
New Academy Holding Company, LLC
Quarterly Financial Information [Line Items]
Net sales				$ 1,370,492	1,145,203	1,237,410	1,076,792	$ 1,342,018	$ 1,060,188	$ 1,262,207	$ 1,119,480
Gross margin				370,532	362,422	385,204	312,996	332,133	328,333	387,130	320,356			$ 1,431,154	$ 1,367,952	$ 1,398,964
Selling, general and administrative expenses				328,315	309,246	312,570	301,602	326,365	300,195	317,164	295,278			1,251,733	1,239,002	1,241,643
Operating income				42,217	53,176	72,634	11,394	5,768	28,138	69,966	25,078			179,421	128,950	157,321
Interest expense, net				24,136	24,585	25,549	27,037	27,608	27,076	27,173	26,795			101,307	108,652	104,857
Gain on early retirement of debt, net						(1,127)	(41,138)
Net income				$ 17,738	$ 28,552	$ 48,347	$ 25,406	$ (21,458)	$ 1,773	$ 42,103	$ (976)			$ 120,043	$ 21,442	$ 58,501